UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                    Shares
Country          Industry                             Held  Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia -      Metals & Mining - 1.6%            153,800  Alumina Ltd.                                              $     966,537
1.6%                                                60,500  BHP Billiton Ltd.                                             2,634,462
                                                   162,000  Newcrest Mining Ltd.                                          4,938,324
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Australia                              8,539,323
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.8%    Metals & Mining - 1.2%            174,000  Companhia Vale do Rio Doce (Common Shares) (a)                6,556,320
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products -         100,000  Votorantim Celulose e Papel SA                                3,135,000
                 0.6%
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Brazil                                 9,691,320
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 19.8%   Canadian Independents - 14.9%      44,300  Addax Petroleum Corp.                                         1,940,074
                                                    85,600  Canadian Natural Resources Ltd.                               7,118,759
                                                   192,800  Compton Petroleum Corp. (c)                                   1,700,126
                                                   270,700  Crew Energy, Inc. (c)                                         2,550,394
                                                    88,928  Cyries Energy, Inc. (c)                                         701,332
                                                    74,288  Ember Resources, Inc. (c)                                       137,621
                                                   123,622  EnCana Corp.                                                  8,650,203
                                                   106,400  Husky Energy, Inc.                                            4,959,289
                                                   116,068  Kereco Energy Ltd. (c)                                          522,192
                                                     3,000  MGM Energy Corp. (c)                                              8,829
                                                   118,600  Nexen, Inc.                                                   4,016,317
                                                    21,800  Niko Resources Ltd.                                           2,441,582
                                                    82,000  Oilexco, Inc. (c)                                             1,496,512
                                                   224,000  Pan Orient Energy Corp. (c)                                   2,264,542
                                                    75,000  Paramount Resources Ltd. (c)                                  1,465,622
                                                   116,800  Petro-Canada Inc.                                             6,738,580
                                                   140,653  ProEx Energy Ltd. (c)                                         2,172,368
                                                   114,200  Suncor Energy, Inc.                                          12,506,209
                                                   673,096  TUSK Energy Corp. (c)                                         1,090,178
                                                   601,800  Talisman Energy, Inc.                                        13,110,723
                                                   222,959  TriStar Oil and Gas Ltd. (c)                                  2,544,327
                                                   282,500  UTS Energy Corp. (c)                                          1,827,211
                                                                                                                      -------------
                                                                                                                         79,962,990
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services -   1,430,000  Sikanni Services Ltd. (c)                                       454,137
                 0.2%                               42,500  Trican Well Service Ltd.                                        899,804
                                                                                                                      -------------
                                                                                                                          1,353,941
                 ------------------------------------------------------------------------------------------------------------------
                 Gold - 1.0%                        51,800  Barrick Gold Corp.                                            2,303,075
                                                   404,500  Eldorado Gold Corp. (c)                                       2,821,844
                                                                                                                      -------------
                                                                                                                          5,124,919
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 2.9%            124,682  Goldcorp, Inc.                                                4,385,945
                                                   195,000  HudBay Minerals, Inc. (c)                                     5,623,035

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                    Shares
Country          Industry                             Held  Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    12,700  Inmet Mining Corp.                                        $   1,357,857
                                                    84,963  Teck Cominco Ltd. Class B                                     4,255,120
                                                                                                                      -------------
                                                                                                                         15,621,957
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Equipment &             106,300  Tesco Corp. (c)                                               3,150,797
                 Services - 0.6%
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels -     120,000  Uranium One, Inc. (c)                                         1,332,557
                 0.2%
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Canada                               106,547,161
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands   Oil, Gas & Consumable Fuels -   2,000,000  Coastal Energy Co. (c)                                        1,482,030
- 0.3%           0.3%
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in the Cayman Islands                     1,482,030
-----------------------------------------------------------------------------------------------------------------------------------
China - 2.6%     Metals & Mining - 2.6%            188,500  Aluminum Corp. of China Ltd. (a)(f)                          13,805,740
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in China                                 13,805,740
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.4%    Integrated Oil & Gas - 1.3%        90,800  Total SA (a)                                                  7,319,388
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Equipment &              64,975  Technip SA (a)                                                5,815,977
                 Services - 1.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in France                                13,135,365
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%    Marine - 0.6%                      72,300  Aegean Marine Petroleum Network, Inc.                         2,962,131
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Greece                                 2,962,131
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong -      Oil & Gas Exploration &            31,400  CNOOC Ltd. (a)                                                6,797,786
1.3%             Production - 1.3%
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Hong Kong                              6,797,786
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.6%     Integrated Oil & Gas - 0.3%        19,250  Eni SpA (a)                                                   1,406,790
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling - 1.3%         164,500  Saipem SpA                                                    7,296,054
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Italy                                  8,702,844
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom   Energy Equipment & Services -      85,000  Acergy SA (a)                                                 2,459,900
- 0.7%           0.4%
                 ------------------------------------------------------------------------------------------------------------------
                 Integrated Oil & Gas - 0.3%        18,600  BP Plc (a)                                                    1,450,614
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in the United Kingdom                     3,910,514
-----------------------------------------------------------------------------------------------------------------------------------
United States    Chemicals - 0.6%                   33,400  E.I. du Pont de Nemours & Co.                                 1,653,634
- 63.0%                                             18,000  Praxair, Inc.                                                 1,538,640
                                                     2,478  Tronox, Inc. Class B                                             20,394
                                                                                                                      -------------
                                                                                                                          3,212,668
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services -      93,100  Cameron International Corp. (c)                               9,064,216
                 6.5%                              179,800  Dresser-Rand Group, Inc. (c)                                  6,958,260
                                                    56,000  Dril-Quip, Inc. (c)                                           2,986,480
                                                   218,866  National Oilwell Varco, Inc. (c)                             16,029,746
                                                                                                                      -------------
                                                                                                                         35,038,702
                 ------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers &       2,656  Dynegy, Inc. Class A (c)                                         24,462
                 Energy Traders - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Integrated Oil & Gas - 12.6%      139,591  Chevron Corp.                                                12,773,972
                                                   112,475  ConocoPhillips                                                9,555,876
                                                   129,328  Exxon Mobil Corp.                                            11,896,883
                                                    64,800  Hess Corp.                                                    4,640,328
                                                   142,400  Marathon Oil Corp.                                            8,420,112

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                    Shares
Country          Industry                             Held  Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   247,400  Murphy Oil Corp.                                          $  18,216,062
                                                    67,200  Williams Cos., Inc.                                           2,452,128
                                                                                                                      -------------
                                                                                                                         67,955,361
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 1.5%             22,900  Alcoa, Inc.                                                     906,611
                                                     9,100  Newmont Mining Corp.                                            462,826
                                                    45,800  Southern Copper Corp.                                         6,398,260
                                                                                                                      -------------
                                                                                                                          7,767,697
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling - 9.5%          46,600  Diamond Offshore Drilling, Inc.                               5,276,518
                                                    30,900  ENSCO International, Inc.                                     1,714,641
                                                   145,022  GlobalSantaFe Corp.                                          11,751,133
                                                    95,200  Helmerich & Payne, Inc.                                       3,010,224
                                                    61,300  Hercules Offshore, Inc. (c)                                   1,657,552
                                                    67,600  Nabors Industries Ltd. (c)                                    1,898,208
                                                   141,800  Noble Corp.                                                   7,508,310
                                                    70,700  Pride International, Inc. (c)                                 2,608,830
                                                    50,000  Rowan Cos., Inc.                                              1,949,000
                                                   117,100  Transocean, Inc. (c)                                         13,978,227
                                                                                                                      -------------
                                                                                                                         51,352,643
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Equipment &              96,000  BJ Services Co.                                               2,418,240
                 Services - 10.6%                  105,000  Baker Hughes, Inc.                                            9,105,600
                                                    39,100  Complete Production Services, Inc. (c)                          778,090
                                                       521  Exterran Holdings, Inc. (c)                                      43,868
                                                   142,600  FMC Technologies, Inc. (c)                                    8,645,838
                                                    46,100  Grant Prideco, Inc. (c)                                       2,266,276
                                                   145,400  Halliburton Co.                                               5,731,668
                                                    73,400  Oil States International, Inc. (c)                            3,170,146
                                                    75,800  Schlumberger Ltd.                                             7,320,006
                                                    97,400  Smith International, Inc.                                     6,433,270
                                                   174,726  Weatherford International Ltd. (c)                           11,341,465
                                                                                                                      -------------
                                                                                                                         57,254,467
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas Exploration &           126,760  Apache Corp.                                                 13,158,956
                 Production - 16.3%                 10,600  Bill Barrett Corp. (c)                                          496,080
                                                    88,200  Cabot Oil & Gas Corp. Class A                                 3,500,658
                                                    59,100  Carrizo Oil & Gas, Inc. (c)                                   3,037,149
                                                    21,094  Cimarex Energy Co.                                              854,518
                                                   196,898  Devon Energy Corp.                                           18,390,273
                                                   210,900  EOG Resources, Inc.                                          18,685,740
                                                    45,800  Forest Oil Corp. (c)                                          2,225,422
                                                    37,065  Mariner Energy, Inc. (c)                                        926,625

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                    Shares
Country          Industry                             Held  Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    69,000  Newfield Exploration Co. (c)                              $   3,714,960
                                                    63,800  Noble Energy, Inc.                                            4,883,252
                                                   117,100  Occidental Petroleum Corp.                                    8,085,755
                                                   156,900  Range Resources Corp.                                         7,049,517
                                                    31,000  Southwestern Energy Co. (c)                                   1,603,630
                                                    20,100  XTO Energy, Inc.                                              1,334,238
                                                                                                                      -------------
                                                                                                                         87,946,773
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels -      36,000  Arch Coal, Inc.                                               1,476,000
                 2.4%                               68,200  Consol Energy, Inc.                                           3,853,300
                                                   139,200  Peabody Energy Corp.                                          7,760,400
                                                                                                                      -------------
                                                                                                                         13,089,700
                 ------------------------------------------------------------------------------------------------------------------
                 Refining, Marketing &              28,000  Holly Corp.                                                   1,758,400
                 Transportation - 1.9%              25,400  Sunoco, Inc.                                                  1,869,440
                                                    89,000  Valero Energy Corp.                                           6,268,270
                                                                                                                      -------------
                                                                                                                          9,896,110
                 ------------------------------------------------------------------------------------------------------------------
                 Utilities - 1.1%                  102,000  Equitable Resources, Inc.                                     5,744,640
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in the United States                    339,283,223
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost - $179,525,937) - 95.7%           514,857,437
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Warrants (g)
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%    Energy Equipment & Services -     715,000  Sikanni Services Ltd. (expires 9/30/2008)                             8
                 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                            Total Warrants (Cost - $0) - 0.0%                                     8
-----------------------------------------------------------------------------------------------------------------------------------

                                                Beneficial
                                                  Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 22,014,349  BlackRock Liquidity Series, LLC
                                                            Cash Sweep Series, 4.96% (b)(d)                              22,014,349
                                                 6,570,000  BlackRock Liquidity Series, LLC
                                                            Money Market Series, 5.04% (b)(d)(e)                          6,570,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities (Cost - $28,584,349) - 5.3%      28,584,349
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $208,110,286*) - 101.0%           543,441,794

                                                            Liabilities in Excess of Other Assets - (1.0%)               (5,411,553)
                                                                                                                      -------------
                                                            Net Assets - 100.0%                                       $ 538,030,241
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 208,268,777
                                                                  =============
      Gross unrealized appreciation                               $ 337,253,525
      Gross unrealized depreciation                                  (2,080,508)
                                                                  -------------
      Net unrealized appreciation                                 $ 335,173,017
                                                                  =============

(a)   Depositary receipts.

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                   Activity               Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $  8,534,736           $ 188,618
      BlackRock Liquidity Series, LLC
        Money Market Series                     $ (3,842,500)          $  11,752
      --------------------------------------------------------------------------
(c)   Non-income producing security.
(d)   Represents the current yield as of October 31, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or a portion of security, is on loan.
(g) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Natural Resources Trust

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Natural Resources Trust

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Natural Resources Trust

Date: December 19, 2007